Annual Report

International
Equity Index
Fund
October 31, 2002

T. Rowe Price(registered trademark)logo icon(registered trademark)


Report Highlights
--------------------------------------------------------------------------------

International Equity Index Fund

o International stocks weakened during the past six months but ended the fund's fiscal year with a strong gain in October.

o Fund performance suffered over the past six months and year as second-half declines overcame gains during the first six months of the year.

o Telecommunications stocks did relatively well in Europe while utilities led in Japan. Information technology fared poorly in both regions.

o With stock valuations at the lowest levels in 10 years and international economies beginning to improve, the outlook is promising for more favorable equity returns.


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Fellow Shareholders

After losing ground for most of the past six months, international stocks rallied strongly in October to end the fund's fiscal year on a high note. However, strength in October failed to overcome earlier losses. For the six and 12 months ended October 31, 2002, results were sharply negative as all major international markets posted severe double-digit losses.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/02                            6 Months          12 Months
--------------------------------------------------------------------------------

International Equity
Index Fund                                         -17.63%              -13.38%

FTSE Developed ex
North America Index                                 -17.18               -12.62
--------------------------------------------------------------------------------

     The objective of the fund is to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index's performance reflects no operational costs or management fees).

     The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by selecting the countries it covers, sorting the market in each country by industry groups, and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weightings. As of October 31, the fund held 894 of the 1,056 stocks in the index. Complete replication is dependent on the fund achieving a larger asset size. In the interim, we attempt to minimize stock-specific risk and to substantially match the country and industry exposures of the index.

     At the end of October, Europe represented 72% of net assets, Japan 20%, and Pacific ex-Japan 8%. Financial stocks were the largest sector weighting at 25.5% of assets, followed by consumer discretionary stocks (12.5%), consumer staples and health care (each at 9.6%), energy (8.6%), and industrials and business services (7.7%). A breakdown of the portfolio by country and industry diversification can be found in the accompanying tables and in the Statement of Net Assets section following the letter.

MARKET REVIEW

     International stock markets were buffeted on several fronts over the past six months as expectations for economic recovery continued to be revised downward. At the beginning of the period, there was still some optimism that lower interest rates would help revive growth. However, by the end of October, many commentators had decided that consumer confidence, high debt levels, and falling equity markets would probably keep growth subdued, at best, and could possibly be a harbinger of a double-dip recession in the U.S. European growth expectations broadly followed the U.S., with Germany doing significantly worse while the U.K. and Spain seem to be more robust. In Japan, the long period of slow growth appeared to be bottoming, but more recent signs make that scenario seem less likely-putting the spotlight back on the parlous state of the banking system.

Geographic Diversification
--------------------------------------------------------------------------------

Europe                                                             72

Japan                                                              20

Far East                                                            8

Based on net assets as of 10/31/02.
--------------------------------------------------------------------------------

     While confidence in economic growth has waned, fears of war with Iraq have mounted. The Bush administration has made no secret of its desire to overthrow Saddam Hussein. As we write, this issue appears to be nearing the beginning of some form of resolution, with the UN Security Council now united behind the U.S. In addition, the issue of corporate accounting integrity, while mainly limited to the U.S., plagued equity markets in general during the period. New regulations have been put in place, and we are optimistic that the worst of these scandals are behind us and the issue will continue to recede as a major concern overhanging the markets.

ECONOMIC REVIEW

     Europe Economic recovery remains on track in Europe, but the pace of growth is likely to be modest as we move into 2003. The economic environment ranges from countries like Germany experiencing little if any growth to the U.K., which remains relatively healthy. Inflation across Europe continues to be subdued but did edge slightly above the European Central Bank's (ECB) target of 2% on the back of higher energy prices. This has kept the ECB from lowering interest rates aggressively. Unlike the U.S. Federal Reserve, the ECB ostensibly is focused primarily on inflation rather than sustainable economic growth. The Bank of England has charted a middle course. Markets rallied during October as third-quarter corporate earnings results generally met expectations and in some cases surprised to the upside. Corporate restructuring and government deregulation are important trends that should benefit equity markets over time.


Market Performance
--------------------------------------------------------------------------------

Six Months                          Local          Local Currency          U.S.
Ended 10/31/02                   Currency        vs. U.S. Dollars       Dollars
--------------------------------------------------------------------------------

France                            -27.47%             9.90%             -20.29%

Germany                           -36.68              9.90               -30.41

Hong Kong                         -20.95              0.00               -20.95

Italy                             -23.26              9.90               -15.66

Japan                             -21.31              4.81               -17.53

Mexico                            -18.96             -7.64               -25.15

Netherlands                       -30.63              9.90               -23.76

Singapore                         -14.85              2.61               -12.65

Sweden                            -29.76             12.15               -21.22

Switzerland                       -22.82              9.75               -15.29

United Kingdom                    -21.70              7.35               -15.94

Source: RIMES Online, using MSCI indices.
--------------------------------------------------------------------------------

     Japan The Japanese economy remains on the verge of a new recession. Export growth has allowed the economy to tread water, but domestic consumption, despite a pickup in the summer, is anemic. A much anticipated anti-deflation package was released in October, but it disappointed the markets because of the perception that it lacked sufficiently strong measures. Banking sector reform appeared to be moving closer to the top of the government's agenda, but recent signs indicate that a potential cleanup remains unclear. For Japan to achieve a sustainable economic recovery, the financial system needs to be reformed and deflation must be effectively addressed.

     Pacific ex-Japan The Pacific ex-Japan countries are in better economic shape than other parts of the world. In Hong Kong, export growth is being supported by the robust Chinese economy, but Hong Kong's growing budget deficit is dampening consumer confidence. In Singapore, exports showed signs of easing as the external demand picture in the U.S. and Europe deteriorated late in the period, but corporate profitability continued to improve. The Australian economy is growing at a healthy pace with unemployment hitting its lowest level since 1990. GDP growth could slow modestly in 2003 as an intense drought is likely to curb agricultural production. Provided the major global economies remain on a recovery track, the Asian markets outside of Japan are well positioned as we move into 2003.

Industry Diversification
--------------------------------------------------------------------------------

                                                      Percent of Net Assets
                                                   4/30/02           10/31/02
--------------------------------------------------------------------------------

Financials                                            25.1%              25.5%

Consumer Discretionary                                12.4               12.5


Consumer Staples                                       8.5                9.6

Health Care                                            9.0                9.6

Energy                                                 8.5                8.6

Industrials and Business Services                      8.1                7.7

Telecommunication Services                             6.7                7.6

Materials                                              5.8                6.0

Information Technology                                 6.3                5.5

Utilities                                              4.7                4.9

Trusts                                                 4.4                2.5

Reserves                                               0.5               --

Total                                                100.0%             100.0%
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

Europe

European markets suffered severe losses during the six months ended October 31. Telecommunications stocks fared best on a relative basis, while information technology did poorly. In the telecommunications sector, the U.K.'s Vodafone was one of the major positive contributors to performance. The company has been a beneficiary of both improved capital discipline and an improvement in revenues. Finland's Nokia made a strong positive contribution in the technology sector, as the company has achieved such a commanding lead over its competition that many second- and third-line mobile companies have withdrawn from the field. Financial stocks have been through a difficult period, particularly in the insurance industry, but banks generated contrasting results, with some capital markets-exposed stocks lagging steadier retail-focused stocks. Swiss banking and financial services stock UBS held up better than most during the period.

Among the laggards, U.K. pharmaceutical stock GlaxoSmithKline was a major detractor from performance, as was U.K. energy giant BP. Pharmaceuticals, however, seem to have passed their low point. Earlier in the year, it seemed that the drug industry was in freefall with a succession of patent attacks and new product disappointments, but more recently valuations have hit low levels and snippets of good news have begun to drive share prices back up. Energy has been depressed by fears of geopolitical turmoil, but long-term prospects look good and BP and Shell Transport & Trading/Royal Dutch (U.K./Netherlands) are the fund's two top holdings.

Japan
Utilities were strongest in Japan, followed by consumer staples, health care, and finance shares. Information technology and energy performed the worst. Toyoda Gosei, Tokyo Electric Power, Tokyo Gas, and Chubu Electric Power all made positive contributions to performance with returns ranging from 8% to 24% during the past six months. Other positive performers in the region included trading company Marubeni, with a six-month return of almost 19%, and Daito Trust Construction, another double-digit performer.

Detractors from results unfortunately outweighed the winners by a considerable margin. NTT DoCoMo, Sony, Hitachi, Toyota Motor, and Honda Motor led the list of falling Japanese stocks with substantial declines. The long period of slow economic growth appeared to be bottoming earlier in the year, but recent signs show a country on the verge of slipping into another recession. The spotlight has moved once again to the banking system, which so far has resisted all attempts at serious reform.

Pacific ex-Japan
The Pacific region outside of Japan held up the best over the past six months. As in Japan, utilities were the strongest sector on a relative basis. Materials and energy stocks also did relatively well, while financials and industrials were among the poorest performers. That said, National Australia Bank topped the list of positive contributors to six-month results, followed by NatSteel of Singapore, Telecom Corporation of New Zealand, and Orica, an Australian chemicals firm. Indeed, Australian and New Zealand shares fared relatively well throughout the broad region. On the negative side of the ledger, Hong Kong stocks China Mobile (Hong Kong), Cheung Kong Holdings, Sun Hung Kai Properties, and trading company Hutchison Whampoa posted significant losses for the fund as the Hong Kong economy weakened. As would be expected in a down period for international stocks overall, the losses exceeded the gains over the past six months.

INVESTMENT OUTLOOK
Equity valuations have fallen, but the economic outlook remains uncertain. Interest rates have come down a long way in the U.S., although the European Central Bank has been slower to reduce short-term rates. There are some signs of companies and consumers rebuilding their balance sheets, but debt remains high, particularly for the U.S. consumer. This could pose a problem for those international companies that depend to a great extent on U.S. consumer demand for their export sales. We envision a period of subdued growth in the medium term, as financial systems reliquefy, with continuing low inflation.

Stock valuations in most international markets are at attractive levels. In this environment, if international economies can manage a measure of growth and even a modicum of labor reform, earnings growth plus potential price/earnings multiple expansion should propel stock prices higher. Your portfolio, with its low-cost approach and holdings broadly diversified across developed international countries, industries, and stocks, is well positioned to participate in an upturn. The last two years have been difficult for most equity markets around the world, but we are optimistic that the worst is behind us.

Respectfully submitted,

Raymond A. Mills
President and chairman of the Investment Advisory Committee

November 15, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                             10/31/02
--------------------------------------------------------------------------------

Shell Transport & Trading/Royal Dutch,
United Kingdom/Netherlands                                        2.7%

BP, United Kingdom                                                2.5

GlaxoSmithKline, United Kingdom                                   2.0

Vodafone, United Kingdom                                          1.9

Novartis, Switzerland                                             1.9

HSBC Holdings, United Kingdom                                     1.8

TotalFinaElf, France                                              1.7

Nestle, Switzerland                                               1.5

Nokia, Finland                                                    1.4

Royal Bank of Scotland, United Kingdom                            1.2

AstraZeneca, United Kingdom                                       1.1

Unilever, United Kingdom/Netherlands                              1.1

Toyota Motor, Japan                                               1.1

UBS, Switzerland                                                  1.1

Roche, Switzerland                                                1.0

Aventis, France                                                   0.9

Lloyds TSB, United Kingdom                                        0.8

Telefonica, Spain                                                 0.8

Barclays, United Kingdom                                          0.8

HBOS, United Kingdom                                              0.7

ENI, Italy                                                        0.7

Siemens, Germany                                                  0.7

Sony, Japan                                                       0.7

iShares MSCI Japan, Japan                                         0.7

NTT DoCoMo, Japan                                                 0.6

Total                                                            31.4%
--------------------------------------------------------------------------------

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.


T. Rowe Price International Equity Index Fund

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

INTERNATIONAL EQUITY INDEX FUND
                                                      FTSE      International
                                                 Developed             Equity
                                                  ex North              Index
                                              America Fund               Fund
                                                     Index           IXF-Line
--------------------------------------------------------------------------------

11/30/00                                            10,000               10,000

10/31/01                                             7,831                7,780

10/31/02                                             6,843                6,739
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                        Since            Inception
10/31/021                         1 Year         Inception                 Date
--------------------------------------------------------------------------------

International Equity Index Fund   -13.3            -18.60%             11/30/00
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                      Year             11/30/00
                                                     Ended              Through
                                                  10/31/02             10/31/01
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period                        $          7.78    $         10.00

Investment activities
Net investment income (loss)                          0.09               0.10

Net realized and unrealized gain (loss)              (1.12)             (2.32)

Total from investment activities                     (1.03)             (2.22)

Distributions
Net investment income                                (0.07)              --

NET ASSET VALUE
End of period                              $          6.68    $          7.78

Ratios/Supplemental Data
Total return^                                       (13.38)%           (22.20)%

Ratio of total expenses
to average net assets                                 0.50%            0.50%!

Ratio of net investment income
(loss) to average net assets 1.59% 1.51%!

Portfolio turnover rate                               49.0%            63.1%!

Net assets, end of period
(in thousands)                             $        12,031    $         7,502
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2002

Statement of Net Assets                                         Shares   Value
--------------------------------------------------------------------------------
                                                                  In thousands

EUROPE/FAR EAST  0.4%

Common Stocks  0.4%

iShares MSCI EAFE (USD)                                500    $            49

Total Europe/Far East (Cost $50)                                           49


FOREIGN/EUROPE  0.6%

Common Stocks  0.6%

iShares MSCI EMU *                                   1,600                 68

Total Foreign/Europe (Cost $70)                                            68


AUSTRALIA  4.4%

Common Stocks  4.3%

Amcor                                                1,608                  7

AMP                                                  2,564                 18

AMP Diversified Property Trust                         345                  1

Ansell Limited *                                       518                  2

Australia & New Zealand Banking                      3,075                 32

Australian Foundation Investment                       671                  1

Australian Gas Light                                   793                  5

AXA Asia Pacific Holdings Limited                    2,595                  4

Bank of Western Australia                                5                  0

BHP Billiton                                         7,808                 42

BHP Steel *                                          1,371                  2

Brambles Industries                                  1,388                  5

Caltex Australia *                                     119                  0

Coca Cola Amatil                                     1,019                  3

Cochlear Limited                                        74                  1

Coles Myer (misc. symbol)                            1,994                  7

Commonwealth Bank of Australia                       2,560                 43

Computershare                                        1,158                  2

CSL                                                    374                  4

CSR1,7335

Foodland Associated                                    646                  7

Fosters Brewing                                      3,451                  9

Gandel Retail Trust                                  2,722                  2

General Property Trust                               2,935                  5

Goodman Fielder                                      4,888    $             4

Harvey Norman                                        2,608                  4

Iluka Resources                                        116                  0

iShares MSCI Australia                               2,500                 23

Insurance Australia Group Limited                    3,233                  5

James Hardie Industries                                470                  2

John Fairfax                                           156                  0

Lend Lease                                             236                  1

Lion Nathan                                            914                  3

Macquarie Bank                                         221                  3

Macquarie Infrastructure Group                       1,204                  2

Mayne Group                                          2,625                  5

MIM                                                  2,766                  2

Mirvac                                               1,426                  3

National Australia Bank                              3,134                 60

National Foods                                       1,643                  3

Newcrest Mining                                        980                  3

News Corporation                                     3,064                 18

One Telephone *                                      9,822                  0

Orica                                                1,230                  7

Origin Energy                                        2,350                  5

Pasminco *                                             601                  0

Publishing & Broadcasting                               71                  0

Qantas Airways                                       1,613                  3

QBE Insurance                                        1,248                  5

Rio Tinto                                              844                 15

Santos                                                 924                  3

Seven Network                                           80                  0

Southcorp                                            1,152                  3

St. George Bank                                        931                  9

Stockland Trust                                      1,511                  4

Suncorp Metway                                         890                  6

Tabcorp                                                840                  5

Telstra                                              5,793                 15

Transurban                                             732                  2

Wesfarmers                                             789                 12

Westfield Holdings                                     961    $             7

Westfield Trust                                      3,841                  7

Westpac Banking                                      3,876                 31

WMC                                                  1,884                  8

Woodside Petroleum                                     658                  4

Woolworths                                           2,194                 15

                                                                          514

Preferred Stocks                                                          0.1%

News Corporation                                     3,114                 15

                                                                           15

Total Australia (Cost $534)                                               529


AUSTRIA  0.3%

Common Stocks  0.3%

Andritz                                                 14                  0

Austrian Airlines *                                      9                  0

BBAG                                                     8                  1

Bohler-Uddeholm                                         31                  1

Brau-Union                                               8                  1

BWT                                                      7                  0

Ca Immobilien Anlagen *                                 18                  0

Dest Electrizitas, Class A                               8                  1

Erste Bank                                             189                 11

EVN                                                     35                  2

Flughafen Wien                                           7                  0

Immofinanz Immobilien Anlagen *                        578                  3

Lenzing                                                  1                  0

Mayr-Melnhof Karton                                     26                  2

OMV                                                     34                  3

Palfinger                                                1                  0

Semperit Holdings                                       22                  0

Sparkassen Immobilien *                                 40                  0

Telekom Austria *                                      131                  1

Uniqa Versicherungen                                    68                  1

VA Technologie                                           8                  0

Voest-Alpine                                            33                  1

Wienerberger                                           205                  3

Total Austria (Cost $29)                                                   31


BELGIUM  1.0%

Common Stocks  1.0%

Ackermans & Van Haaren                                  21                  0

Agfa Gevaert                                           443                  8

Almanij                                                162                  6

Bekaert                                                 40                  2

CNP                                                      9                  1

Colruyt                                                 14                  1

D'Ieteren                                               21                  3

Delhaize Le Lion                                       117                  2

Dexia                                                1,873                 18

Electrabel                                              62                 14

Fortis                                               1,697                 31

G.I.B.                                                  63                  3

Groupe Bruxelles Lambert                               118                  4

Interbrew                                              366                  8

KBC Bank                                               195                  6

Mobistar *                                              18                  0

Solvay                                                  67                  4

Tessenderlo Chemie                                      51                  1

UCB                                                    234                  6

Umicore                                                 17                  1

Total Belgium (Cost $146)                                                 119


CHINA  0.0%

Common Stocks  0.0%

Shanghai Industrial Holdings                         2,000                  3

Total China (Cost $4)                                                       3


DENMARK  0.7%

Common Stocks  0.7%

Carlsberg, Series B                                     54                  3

Codan *                                                 12                  0

Coloplast                                               31                  2

Copenhagen Airports                                     17                  1

Danisco                                                176                  6

Danske Bank                                          1,633    $            26

FLS Industries, Series B *1                              0

GN Great Nordic *                                      603                  2

Group 4 Falck                                          120                  3

H. Lundbeck                                            275                  8

ISS *                                                   58                  2

Jyske Bank *                                           168                  4

NEG Micon *                                             53                  1

Novo Nordisk                                           474                 13

Novozymes, Series B                                    122                  2

TDC A/S                                                235                  5

Topdanmark *                                            20                  0

Vestas Wind Systems                                    186                  3

William Demant *                                        26                  0

Total Denmark (Cost $99)                                                   81


FINLAND  1.8%

Common Stocks  1.8%

Elisa Communications *                                 202                  1

Fortum                                                 970                  6

Metso                                                  216                  2

Nokia                                                9,887                168

Sampo, Series A                                        870                  6

Sonera *                                               694                  3

Stora Enso                                           1,380                 14

TietoEnator                                            212                  3

UPM- Kymmene                                           511                 16

Total Finland (Cost $323)                                                 219


FRANCE  9.5%

Common Stocks  9.5%

Accor                                                  412                 15

Alcatel                                              2,425                 12

Assurances Generales de France                         171                  6

Aventis                                              1,717                103

AXA                                                  3,614                 54

BNP Paribas                                          1,846    $            74

Bouygues                                               529                 14

Canal Plus                                              69                  0

Cap Gemini                                             215                  5

Carrefour                                            1,410                 65

Casino Guichard-Perrachon                               61                  4

Christian Dior                                         200                  7

Compagnie de Saint-Gobain                              741                 16

Credit Agricole                                        625                 10

Credit Lyonnais                                        513                 18

Essilor International                                  253                 10

France Telecom                                         549                  6

France Telecom, Warrants *                             171                  2

Groupe Danone                                          302                 39

L'Air Liquide                                          203                 26

L'Oreal                                                656                 49

Lafarge                                                237                 19

Lagardere S.C.A.                                       277                 12

LVMH                                                   758                 34

Michelin                                               185                  5

Orange *                                             1,443                  8

Pechiney                                               191                  6

Pernod-Ricard                                          126                 13

Peugeot                                                384                 16

Pinault Printemps Redoute                              189                 15

Renault                                                253                 12

Rexel                                                    2                  0

Sanofi-Synthelabo                                      767                 47

Schneider Electric *                                   549                 25

Societe Generale                                       906                 46

Societe Television Francaise 1                         346                  9

Sodexho Alliance                                       242                  6

STMicroelectronics                                   1,476                 29

Suez                                                 2,077                 37

Thales                                                 127                  3

Thomson *                                              341                  6

TotalFinaElf, Series B                               1,468                202

Valeo                                                  137    $             4

Vinci                                                  129                  7

Vivendi Environment                                    540                 13

Vivendi Universal                                    2,521                 31

Total France (Cost $1,496)                                              1,140


GERMANY  6.4%

Common Stocks  6.4%

Adidas-Salomon                                          87                  7

Allianz Holdings                                       414                 43

Altana                                                 144                  7

AMB                                                     43                  3

BASF                                                 1,248                 46

Bayer                                                1,563                 30

Bayerische Hypo-und
veriensbank (Common Stock)                              84                  1

Bayerische Hypo-und
veriensbank (Ordinary Shares)                          730                 10

Beiersdorf, Series A                                    97                 11

BMW                                                    663                 24

Commerzbank                                            720                  5

Continental *                                          260                  4

DaimlerChrysler                                      2,194                 75

Degussa                                                 69                  2

Deutsche Bank                                        1,332                 58

Deutsche Lufthansa *                                   272                  3

Deutsche Post                                          645                  6

Deutsche Telekom (misc. symbol)                      6,740                 77

E.On                                                 1,420                 63

Fresenius Medical Care                                  72                  2

Gehe                                                    50                  2

Heidelbergcement                                        61                  2

Henke                                                   l7                 14

Infineon Technologies *                              1,542                 15

Karstadt                                               123                  2

Linde                                                  186                  7

MAN                                                     79                  1

Metro                                                  360                  8

MLP                                                    126                  1

Munich Re                                              285    $            36

RWE                                                    809                 25

SAP                                                    476                 37

Schering                                               416                 19

Siemens                                              1,857                 88

ThyssenKrupp                                           826                  9

TUI                                                    280                  5

Volkswagen                                             660                 25

                                                                          763

Preferred Stocks  0.0%

Henkel                              107                       7

                                                                            7

Total Germany (Cost $1,124)                                               770


GREECE  0.4%

Common Stocks  0.4%

Agriculture Bank of Greece *                            80                  1

Alpha Bank                                             247                  3

Alpha Investment *                                     301                  1

Altec Information
& Communications Systems *                              54                  0

Aspis Pronia General Insurance *                       265                  0

Athens Water Supply & Sewage                            24                  0

Attica Enterprises                                     184                  1

Babis Vovos                                             10                  0

Bank of Greece                                           8                  1

Bank of Piraeus                                        132                  1

Chipita International                                   50                  0

Commercial Bank of Greece                               77                  1

Corinth Pipeworks                                       30                  0

Cosmote                                                220                  2

Delta                                                  193                  1

EFG Eurobank Ergasias                                  397                  4

Egnatia Bank                                           229                  1

Elais Oleaginous Products                                6                  0

ETEBA                                                  300                  1

Ethniki General Insurance *                             10                  0

General Construction                                   190    $             1

Goody's                                                  2                  0

Greek Organization of Football Prognostics             180                  2

Hellenic Bank *                                        192                  1

Hellenic Bottling                                      169                  2

Hellenic Duty Free Shops                                97                  1

Hellenic Petroleum                                      92                  1

Hellenic Sugar                                          10                  0

Hellenic Telecommunications Organization               713                  8

Heracles General Cement                                 40                  0

Hyatt Regency Hotels and Tourism                        35                  0

Iaso                                                   254                  2

Info-Quest *                                           215                  0

Inform P. Lykos                                        110                  1

Intracom                                               164                  1

J&P-Avax                                                20                  0

Lambrakis Press *                                       59                  0

Minoan Lines *                                         379                  0

N.B.G. Real Estate Development                          50                  0

Naoussa Spinning Mills *                               110                  0

National Bank of Greece                                293                  4

Pouliades Associates                                   221                  0

Public Power                                            50                  1

Sarantis *                                             400                  1

Singular                                               105                  0

Technical Olympic                                      759                  2

Tiletipos                                               21                  0

Titan Cement                                            30                  1

Unisystems                                              23                  0

Viohalco                                               250                  1

Vodafone Panafon                                       741                  3

                                                                           51

Preferred Stocks  0.0%

Delta                                                  345                  2

Motor Oil Hellas                                        30                  0

                                                                            2

Total Greece (Cost $79)                                                    53


HONG KONG  2.4%

Common Stocks  2.4%

Bank of Fukvoka                                      2,400    $             4

BOC Hong Kong *                                      6,000                  6

Cathay Pacific Airways                               3,000                  4

Cheung Kong Holdings                                 4,000                 27

Cheung Kong Infrastructure Holdings                  2,000                  4

China Mobile (Hong Kong) *                          12,500                 31

China Overseas Land (misc. symbol)                   2,000                  0


China Resources
Enterprise (misc. symbol)                            4,000                  4

China Unicom *                                       6,000                  4

Citic Pacific                                        2,000                  4

CLP                                                  2,700                 11

CNOOC                                               10,000                 12

Cosco Pacific                                        4,000                  3

Dairy Farm (USD)                                     4,500                  4

First Pacific *                                      6,000                  1

Hang Lung Development                                1,000                  1

Hang Lung Properties Limited                         3,000                  3

Hang Seng Bank                                       1,800                 19

Henderson Investor                                   2,000                  1

Henderson Land Development                           1,000                  3

Hong Kong & China Gas                                8,930                 12

Hong Kong & Shanghai Hotels                          5,000                  2

Hong Kong Electric                                   3,000                 12

Hong Kong Land (USD)                                 4,000                  6

Hutchison Whampoa                                    6,000                 37

Hysan Development                                    1,000                  1

iShares MSCI Hong Kong                                 700                  5

Jardine Matheson (USD)                                 800                  5

Johnson Electric                                     4,500                  5

Kerry Properties                                     1,500                  1

Legend                                              12,000                  4

Li & Fung                                            4,000                  4

MTR                                                  2,500                  3

New World Development                                2,000                  1

Pacific Century CyberWorks *                        16,000                  2

Shangri-La Asia                                      2,000    $             1

Sino Land                                            4,000                  1

South China Morning Post                             6,000                  3

Sun Hung Kai Properties                              3,000                 19

Swire Pacific, Series B                              5,000                  3

Swire Pacific, Series A                              1,500                  6

Wharf                                                2,000                  4

Wheelock                                             1,000                  1

Yue Yuen Industrial                                  2,000                  6

Total Hong Kong (Cost $377)                                               290


IRELAND  0.7%

Common Stocks  0.7%

Allied Irish Bank                                    1,885                 26

Bank of Ireland                                      2,090                 23

CRH                                                  1,099                 14

DCC                                                    250                  2

Elan *                                               1,327                  3

Independent News & Media                             2,233                  3

Irish Life & Permanent                                 545                  6

Kerry                                                  277                  4

Riverdeep Group *                                      417                  1

Ryanair *                                              798                  5

Total Ireland (Cost $107)                                                  87


ITALY  4.0%

Common Stocks  4.0%

Alleanza Assicurazioni                                 829                  6

Assicurazioni Generali                               2,730                 49

Autostrade                                           1,861                 15

Banca Antonveneta                                      441                  7

Banca Fideuram                                         366                  2

Banca Lombarda                                         594                  6

Banca Monte dei Paschi di Siena                      1,588                  3

Banca Popolare di Bergamo                              256                  5

Banco Popolare di Verona e Novara                      696                  8

Benetton                                               144    $             1

BNL                                                  2,072                  2

Bulgari                                                228                  1

Capitalia (misc. symbol)                             4,217                  5

Enel                                                 4,697                 23

ENI                                                  6,425                 89

Fiat (misc. symbol)                                    536                  4

Fineco *(misc. symbol)                               3,285                  2

Finmeccanica                                        13,104                  7

Gruppo Editoriale L'Espresso                           521                  2

HDP *                                                1,053                  2

Ifil (Ordinary shares)                                 114                  0

Ifil (Savings shares)                                   65                  0

Intesa BCI                                           9,463                 16

Italcementi (misc. symbol)                              78                  1

Italgas                                                546                  5

La Fondiaria Assicurazioni                             246                  1

La Fondiaria Assicurazioni, Warrants *                  24                  0

La Rinascente                                          890                  4

Luxottica Group                                        248                  4

Mediaset                                             1,193                  8

Mediobanca                                             577                  4

Mediolanum                                             222                  1

Olivetti *                                          11,980                 12

Parmalat Finanz                                        699                  2

Pirelli                                              3,398                  3

RAS                                                    681                  9

Saipem                                                 689                  4

San Paolo IMI                                        2,194                 14

Seat Pagine Gialle *                                10,215                  7

Snam Rete Gas                                        1,810                  5

Telecom Italia (Ordinary shares)                     5,877                 47

Telecom Italia (Savings shares)                      2,138                 11

Telecom Italia Mobile                                9,029                 42

UniCredito Italiano                                  9,769                 37

Total Italy (Cost $630)                                                   476


JAPAN  19.7%

Common Stocks  19.7%

ACOM                                                   100    $             3

Advantest                                              100                  3

Aiful                                                   50                  2

Aioi Insurance                                       1,000                  2

Ajinomoto                                            2,000                 21

All Nippon Airways *(misc. symbol)                   5,000                 10

Asahi Breweries                                      2,000                 13

Asahi Glass                                          2,000                 12

Asahi Kasei                                          2,000                  4

Ashikaga Bank *                                      7,000                  8

Bank of Fukuoka                                      1,000                  4

Bank of Yokohama                                     1,000                  4

Benesse                                                200                  2

Bridgestone                                          1,000                 12

Canon                                                1,000                 37

Central Japan Railway                                    2                 12

Chubu Electric Power                                 1,500                 25

Chugai Pharmaceutical                                1,900                 16

Chugoku Electric Power                                 700                 10

Credit Saison                                          300                  6

CSK                                                    100                  2

Dai Nippon Printing                                  2,000                 20

Daiei *(misc. symbol)                               13,000                 16

Dainippon Ink & Chemicals *                          9,000                 15

Daito Trust Construction                               600                 12

Daiwa Securities                                     2,000                  9

Denso                                                1,000                 16

East Japan Railway                                       6                 27

FamilyMart                                             200                  4

Fanuc                                                  200                  8

Fast Retailing                                         200                  6

Fuji Electric                                        3,000                  5

Fuji Heavy Industries                                1,000                  3

Fujisawa Pharmaceutical                              1,000                 19

Fujitsu                                              3,000    $            10

Furukawa Electric                                    1,000                  2

Gunma Bank                                           1,000                  5

Hankyu                                               2,000                  6

Hanshin Electric Railway                             1,000                  2

Heiwa                                                  700                 10

Hitachi                                              5,000                 20

Hitachi Capital                                        100                  1

Hitachi Chemical                                       300                  2

Hokkaido Electric Power                                500                  6

Hokuriku Bank *                                     15,000                 22

Hokuriku Electric Power                                500                  6

Honda Motor                                          1,500                 54

Hoya                                                   400                 27

iShares MSCI Japan *                                11,600                 80

Ishikawajima Harima Heavy Industries                 6,000                  6

Isuzu Motors *(misc. symbol)                        10,000                  3

ITOCHU                                               2,000                  4

Japan Airlines System *                              1,000                  2

Japan Telecom Holdings                                   2                  5

Japan Tobacco                                            2                 13

JFE Holdings *                                         900                 11

Joyo Bank                                            1,000                  3

Kajima (misc. symbol)                                1,000                  3

Kansai Electric Power                                1,800                 25

Kao                                                  1,000                 23

Kawasaki Heavy Industries *                          6,000                  5

Kawasaki Kisen Kaisha                                5,000                  7

KDDI                                                     6                 18

Keio Electric Railway                                1,000                  5

Keyence                                                100                 17

Kinki Nippon Railways *                              3,000                  8

Kirin Brewery                                        1,000                  6

Kobe Steel *                                         4,000                  2

Komatsu                                              1,000                  3

Konami                                                 200                  5

Kubota                                               2,000                  5

Kuraray                                              1,000    $             5

Kyocera                                                400                 24

Kyowa Hakko Kogyo                                    1,000                  4

Kyushu Electric Power                                1,000                 14

Lawson                                                 200                  5

Makita                                               1,000                  6

Marubeni *                                           4,000                  4

Marui                                                2,000                 19

Matsushita Electric Industrial                       3,000                 31

Matsushita Electric Works                            1,000                  6

Mazda Motor                                          2,000                  4

Millea Holdings *                                        2                 15

Minolta *                                            2,000                  8

Mitsubishi                                           2,000                 12

Mitsubishi Chemical *                                4,000                  7

Mitsubishi Electric *                                5,000                 13

Mitsubishi Estate                                    2,000                 15

Mitsubishi Heavy Industries                          7,000                 15

Mitsubishi Materials *                               2,000                  2

Mitsubishi Tokyo Financial                               6                 39

Mitsui                                               3,000                 14

Mitsui Chemical                                      1,000                  4

Mitsui Engineering & Shipbuilding *                  3,000                  3

Mitsui Fudosan                                       1,000                  8

Mitsui Mining & Smelting                             1,000                  2

Mitsui O.S.K. Lines                                  2,000                  3

Mitsui Sumitomo Insurance                            3,000                 12

Mitsukoshi (misc. symbol)                            1,000                  2

Mitsumi Electric                                       200                  2

Mizuho Asset Trust & Banking *                      14,000                  6

Mizuho Holdings                                          7                 11

Murata Manufacturing                                   600                 28

Nagoya Railroad                                      1,000                  3

NEC                                                  3,000                 11

Nikko Securities                                     3,000                 12

Nintendo                                               200                 19

Nippon Express                                       1,000                  4

Nippon Mining Holdings *                             3,500    $             5

Nippon Oil                                           2,000                  8

Nippon Steel                                        15,000                 17

Nippon Telegraph & Telephone                             6                 22

Nippon Unipac                                            2                  9

Nippon Yusen                                         2,000                  6

Nipponkoa Insurance                                  1,000                  4

Nissan Motor                                         5,000                 38

Nissin Food Products                                   400                  8

Nitto Denko                                            400                 11

Nomura Securities                                    4,000                 46

NTT Data                                                 3                  9

NTT DoCoMo                                              42                 77

Obayashi                                             1,000                  2

Odakyu Electric Railway                              2,000                  8

Oji Paper                                            2,000                  9

Oki Electric Industry *                              1,000                  1

Oracle Corp Japan                                      100                  2

Oriental Land                                          100                  6

Orix                                                   200                 11

Osaka Gas (misc. symbol)                             2,000                  5

Pioneer Electronic                                     100                  2

Promise                                                100                  3

Resona Holdings                                      9,000                  5

Ricoh                                                2,000                 36

Rohm                                                   300                 38

Sankyo                                               1,000                 12

Sanrio                                                 500                  3

Sanyo Electric                                       3,000                  8

Secom                                                  500                 18

Sega *                                                 300                  4

Sekisui House                                        1,000                  7

Seven-Eleven Japan                                   1,000                 28

Sharp                                                2,000                 17

Shikoku Electric Power                                 400                  6

Shimano                                              1,500                 22

Shimizu                                              1,000                  3

Shin-Etsu Chemical                                     700    $            22

Shionogi & Co.                                       1,000                 11

Shiseido                                             1,000                 11

Shizuoka Bank                                        1,000                  6

Shohkoh Fund                                            30                  2

Showa Denko *                                        5,000                  6

SMC                                                    100                  8

Softbank (misc. symbol)                                500                  4

Sony                                                 1,900                 82

Sumitomo Chemicals                                   2,000                  6

Sumitomo Electric Industries                         1,000                  5

Sumitomo Heavy Industries *                          6,000                  4

Sumitomo Metal Industries *                          6,000                  2

Sumitomo Mitsui Banking                              8,000                 33

Sumitomo Osaka Cement                                3,000                  3

Sumitomo Realty
& Development (misc. symbol)                         1,000                  5

Sumitomo Trust & Banking                             1,000                  5

Sumitomo                                             2,000                  9

Suzuki Motor                                         1,000                 11

Taiheiyo Cement                                      5,000                  7

Taisei                                               1,000                  2

Takeda Chemical Industries                           1,000                 41

Takefuji                                               160                  7

TDK                                                    200                  8

Teijin                                               1,000                  2

Terumo                                                 700                 10

Tobu Railway *                                       1,000                  2

Toho                                                   600                  6

Tohoku Electric Power                                1,000                 13

Tokyo Electric Power                                 2,200                 41

Tokyo Electron                                         300                 12

Tokyo Gas                                            4,000                 12

Tokyu                                                2,000                  7

Toppan Printing                                      1,000                  7

Toray Industries                                     2,000                  4

Toshiba *                                            5,000                 13

Toto                                                 1,000                  3

Toyobo (misc. symbol)                                2,000    $             3

Toyoda Gosei                                         1,100                 20

Toyota Industries                                      400                  6

Toyota Motor                                         5,600                136

Ube Industries *(misc. symbol)                       3,000                  3

UFJ Holdings *(misc. symbol)                             4                  6

West Japan Railway                                       3                 10

Yamanouchi Pharmaceutical                            1,000                 24

Yamato Transport                                     1,000                 14

Yasuda Fire & Marine Insurance                       1,000                  5

Total Japan (Cost $3,185)                                               2,367


LUXEMBOURG  0.1%

Common Stocks                                                             0.1%

Arcelor *                                              858                  9

SES Global                                              87                  1

Total Luxembourg (Cost $11)                                                10


NETHERLANDS  5.5%

Common Stocks  5.5%

ABN AMRO                                             3,205                 47

Aegon                                                2,912                 40

Akzo Nobel                                             612                 18

ASML Holding *                                         973                  9

DSM                                                    160                  7

European Aeronautic Defense & Space                    659                  7

Fortis                                               1,351                 25

Heineken                                               408                 16

ING Groep                                            4,082                 68

Koninklijke Numico                                     436                  7

Philips Electronics                                  2,728                 49

Reed Elsevier                                        1,530                 19

Royal Ahold                                          1,913                 24

Royal Dutch Petroleum                                4,371                189

Royal KPN *                                          4,000                 25

TNT Post                                               560                  9

Unilever                                             1,191    $            76

VNU                                                    597                 16

Wolters Kluwer                                         583                 10

Total Netherlands (Cost $906)                                             661


NEW ZEALAND  0.3%

Common Stocks  0.3%

Auckland International Airport                         120                  0

Briscoe Group                                          297                  0

Carter Holt Harvey                                   3,239                  3

Contact Energy                                         255                  1

Fisher & Paykel Appliances                              34                  0

Fisher & Paykel Healthcare                             197                  1

Independent Newspapers                                 137                  0

Infratil Limited                                       263                  0

Kiwi Income Property Trust                           2,924                  2

Natural Gas Corporation                                  6                  0

Port of Tauranga Limited                                47                  0

Ports of Auckland                                       30                  0

Sanford                                                434                  1

Sky City                                               630                  2

Sky Network Television *                               136                  0

Telecom Corporation of New Zealand                   4,958                 12

Tower                                                  950                  2

Tranz Rail Holdings *                                1,329                  1

Warehouse Group                                      1,391                  5

Westpac Trust Investments                               74                  1

Total New Zealand (Cost $28)                                               31


NORWAY  0.5%

Common Stocks                                                             0.5%

Bergesen, Series A                                      73                  2

Bergesen, Series B                                      15                  0

Den Norske Bank                                        702                  3

EDB Business Partner *                                 229                  1

Elkem                                                   28                  1

Fred Olsen Energy *                                    547    $             1

Gjensidige NOR ASA *                                   169                  5

Hafslund, Series B                                      31                  0

Kongsberg Gruppen *                                    436                  5

Kvaerner, Series A *                                 1,155                  1

Leif Hoegh                                              16                  0

Norsk Hydro                                            359                 14

Norske Skogsindustrier                                 299                  4

Odfjell, Series A                                        5                  0

Opticom *                                               31                  0

Orkla, Series A                                        343                  6

Pan Fish *                                              77                  0

Petroleum Geo-Services *                               142                  0

Rieber & Son, Series A                                  38                  0

Schibsted                                              131                  1

Statoil                                                848                  6

Storebrand ASA *                                       673                  3

Tanderg *                                              386                  4

Telenor                                              1,202                  4

Tomra Systems                                          321                  2

Wilhelm Wilhelmsen,
Series A                                                11                  0

Total Norway (Cost $76)                                                   63


PORTUGAL  0.4%

Common Stocks  0.4%

Banco Comercial Portugues                            3,364                  7

Banco Espirito Santo                                   228                  2

BPI                                                  1,201                  2

Brisa-Auto Estradas de Portugal                        950                  5

CIMPOR                                                  51                  1

Electricidade de Portugal                            3,913                  6

Jeronimo Martins *                                     251                  2

Portugal Telecom                                     2,680                 16

PT Multimedia-Servicos de
Telecomunicacoes e Multimedia *                        242                  2

Sonae *                                              3,708                  1

Vodafone Telecel                                       222                  2

Total Portugal (Cost $65)                                                  46


SINGAPORE  0.9%

Common Stocks  0.9%

Brierley Investments                                17,500    $             5

CapitaLand                                           1,000                  1

Chartered Semiconductor Manufacturing *              1,000                  0

City Developments                                    1,000                  3

Creative Technology                                    350                  3

DBS                                                  2,000                 14

Delgro                                               1,500                  1

Elec & Eltek (USD)                                     400                  1

Jardine Strategic (USD)                              1,500                  4

Keppel                                               1,000                  2

NatSteel                                             4,000                  5

Neptune Orient Lines *                               4,000                  2

Overseas Chinese Banking                             1,000                  6

Pacific Century Regional Developments *              7,000                  1

Sembcorp Industries                                  2,000                  1

Sembcorp Logistics                                   4,000                  4

Sembcorp Marine                                      5,000                  3

Singapore Airlines                                   1,000                  6

Singapore Press                                      1,000                 11

Singapore Technologies Engineering                   4,000                  4

Singapore Telecommunications *                      11,000                  9

Singapore Telecommunications (AUD)                   1,333                  1

ST Assembly Test Services *                          4,000                  3

United Industrial                                    1,000                  0

United Overseas Bank                                 2,520                 19

Want Want Holdings (USD)                             8,000                  5

Total Singapore (Cost $131)                                               114


SPAIN  3.3%

Common Stocks  3.3%

Acciona                                                 32                  1

Acerinox                                               157                  6

Acesa Infraestructuras                                 452                  5

ACS                                                     81                  2

Alba                                                    83    $             2

Altadis, Series A                                      611                 13

Amadeus Global Travel Distribution                     424                  2

Banco Bilbao Vizcaya Argentaria                      6,437                 61

Banco Popular Espanol                                  455                 19

Banco Santander Central Hispano                      9,698                 59

Bankinter                                              179                  5

Cia Espanola de Petroleos                              208                  3

Endesa                                               2,153                 22

FCC                                                    112                  2

Gas Natural                                            484                  8

Grupo Dragados                                         324                  5

Iberdrola                                            1,998                 24

Inditex                                                517                 12

NH Hoteles *                                           387                  3

Repsol                                               2,528                 29

Sogecable *                                            280                  3

Telefonica *                                        10,255                 97

Terra Networks *                                     1,022                  5

Union Electrica Fenosa                                 702                  7

Total Spain (Cost $494)                                                   395



SWEDEN  2.1%

Common Stocks  2.1%

Assa Abloy                                             523                  5

Atlas Copco, Series A                                  203                  4

Atlas Copco, Series B                                  131                  3

Electrolux, Series B (misc. symbol)                    665                 10

Eniro                                                  347                  2

Europolitan *                                          257                  1

ForeningsSparbanken(Swedbank), Series A                741                  8

Gambro, Series A                                       479                  2

Gambro, Series B                                       194                  1

Hennes & Mauritz, Series B                           1,170                 23

Holmen, Series B                                       153                  4

Industrivarden, Series A                               298                  3

Industrivarden, Series C                               107                  1

Investor, Series A                                     628    $             4

Investor, Series B                                     971                  5

iShares MSCI Sweden *                                1,100                 10

LM Ericsson, Series B *                             30,157                 24

Modern Times *                                         129                  1

Nordea                                               6,385                 26

Sandvik                                                577                 14

SAS *                                                  145                  1

SAS (DKK) *                                             14                  0

Scania, Series B                                        35                  1

SEB, Series A                                        1,445                 13

Securitas, Series B                                    560                  8

Skandia Forsakrings                                  2,105                  5

Skanska                                                843                  4

SKF, Series A                                           27                  1

SKF, Series B                                          143                  3

SSAB Svenskt Stal, Series A                            146                  2

SSAB Svenskt Stal, Series B                            138                  1

Svenska Cellulosa                                      385                 12

Svenska Handelsbanken, Series A                      1,392                 18

Swedish Match                                        1,094                  8

Tele2 AB, Series B *                                   160                  4

Telia (misc. symbol)                                 1,927                  6

Volvo, Series A                                        357                  5

Volvo, Series B                                        671                 10

Total Sweden (Cost $381)                                                  253


SWITZERLAND  7.5%

Common Stocks  7.5%

ABB *                                                1,935                  3

Adecco                                                 312                 12

Baloise                                                130                  5

Ciba Specialty Chemicals                               119                  8

Clariant                                               252                  4

Compagnie Financiere Richemont                       1,087                 19

Credit Suisse Group *                                2,565                 49

Givaudan                                                16                  7

Holcim                                                  35    $             5

iShares MSCI Switzerland                             1,300                 14

Lonza Group                                             73                  5

Nestle                                                 823                176

Nobel Biocare Holding *                                 66                  4

Novartis                                             6,006                229

Pargesa                                                  2                  3

Roche (Bearer shares)                                  167                 20

Roche (Participation certificates)                   1,463                103

Swatch (Bearer shares)                                  87                  7

Swatch (Registered shares)                             390                  6

Swiss Life Holding *                                    34                  3

Swiss Re                                               658                 46

Swisscom                                                56                 17

Syngenta                                               226                 13

UBS *                                                2,743                130

Unaxis                                                  54                  3

Zurich Financial Services                              173                 16

Total Switzerland (Cost $1,090)                                           907


UNITED KINGDOM  27.1%

Common Stocks  27.1%

3i Group                                             1,298                 10

Abbey National                                       3,122                 32

Aegis                                                1,182                  1

Alliance & Leicester                                   880                 12

Alliance Trust                                         165                  6

Allied Domecq                                        2,415                 14

Amvescap                                             1,397                  9

Anglo American                                       3,141                 40

Arm *                                                2,383                  2

Associated British Foods                               728                  7

AstraZeneca                                          3,704                138

AWG *                                                  403                  2

Aviva                                                4,815                 37

Barclays                                            14,028                 97

BBA                                                    247                  1

BG Group                                             7,505    $            30

BHP Billiton                                         5,284                 26

BOC                                                    844                 12

Boots                                                1,686                 16

BP                                                  46,521                298

BPB                                                    932                  4

Brambles Industries                                  1,154                  4

British Aerospace                                    6,267                 18

British Airport Authorities                          2,151                 19

British Airways *                                    1,181                  2

British America Tobacco                              3,496                 36

British Energy                                       1,642                  0

British Land                                         1,123                  8

British Sky Broadcast *                              3,034                 29

BT Group *                                          18,563                 53

Bunzl                                                1,014                  7

Cable & Wireless                                     4,828                 11

Cadbury Schweppes                                    4,402                 29

Capita                                                 724                  3

Carlton Communications                                 654                  1

Centrica                                             9,040                 26

Chubb                                                1,081                  2

Compass                                              4,655                 21

Corus *                                              5,396                  4

Daily Mail & General Trust                             508                  4

Diageo                                               6,804                 77

Dixons                                               4,040                 12

Edinburgh Investment Trust                           1,063                  5

Electrocomponents                                      836                  4

EMAP                                                   303                  3

EMI                                                  1,419                  4

Exel                                                 1,075                 11

FKI                                                  1,686                  2

Foreign and Colonial Investment Trust                2,336                  6

Gallaher                                             1,303                 13

GKN                                                  1,411                  5

GlaxoSmithKline                                     12,679                242

Granada                                              4,918    $             6

Great University Stores                              2,095                 19

Hammerson                                              696                  5

Hanson                                               1,306                  6

Hays                                                 2,772                  4

HBOS                                                 8,087                 89

Hilton                                               2,701                  7

HSBC Holdings                                       19,992                223

Imperial Chemical                                    1,731                  7

Imperial Tobacco Group                               1,456                 23

International Power *                                1,985                  3

Invensys                                             6,467                  6

Investec *                                             141                  2

iShares MSCI United Kingdom                          3,200                 39

J. Sainsbury                                         2,697                 12

Johnson Matthey                                        445                  6

Kingfisher                                           5,351                 19

Land Securities Group                                1,004                 12

Legal & General Group                               13,883                 24

Lloyds TSB                                          11,782                101

Logica                                                 979                  2

Lonmin                                                 305                  4

Marks & Spencer Group                                4,746                 28

Matalan                                                662                  2

Misys                                                1,054                  3

Mmo2 *                                              18,029                 14

National Grid Group                                  6,175                 44

Next                                                   810                 11

Northern Rock                                          748                  8

Nycomed Amersham                                     1,350                 12

Old Mutual                                           8,098                 10

P&O Princess Cruises                                 1,350                 10

Pearson                                              1,657                 18

Peninsular & Oriental
Steam Navigation                                     1,237                  4

Premier Farnell                                      1,283                  3

Provident Financial                                    439                  5

Prudential                                           4,087                 29

Railtrack                                            1,094    $             4

Rank                                                 1,394                  6

Reckitt Benckiser                                    1,723                 31

Reed Elsevier                                        2,632                 23

Rentokil Initial                                     3,386                 11

Reuters                                              2,537                  7

Rexam                                                1,133                  7

Rio Tinto                                            2,278                 41

RMC                                                    789                  5

Rolls Royce                                          2,827                  5

Royal & Sun Alliance                                 3,654                  7

Royal Bank of Scotland                               6,184                145

SABM                                                 2,040                 14

Safeway                                              2,222                  8

Sage                                                 2,645                  6

Schroders                                              202                  2

Schroders (Non-Voting Shares)                           88                  1

Scottish & Newcastle                                 1,829                 14

Scottish & Southern Energy                           1,730                 17

Scottish Mortgage & Trust                              610                  2

Scottish Power                                       3,655                 20

Severn Trent                                           778                  8

Shell Transport & Trading                           20,544                132

Shire Pharmaceuticals *                              1,051                  8

Six Continents                                       1,858                 15

Slough Estates                                       1,151                  6

Smith & Nephew                                       1,900                 11

Smiths                                               1,119                 13

Spirent                                              2,990                  1

Standard Chartered                                   2,357                 27

Tate & Lyle                                            957                  5

Tesco                                               13,570                 42

TI Automotive *                                        270                  0

Tomkins                                              1,600                  5

Unilever                                             6,233                 62

United Business Media                                  469                  2

United Utilities                                       930                  9

Vodafone                                           135,928    $           218

Vodafone ADR (USD)                                     700                 11

WH Smith                                               514                  3

Whitbread                                              825                  7

Witan Investment Trust                               1,201                  5

Wolseley                                             1,185                 10

WPP Group                                            2,231                 15

Total United Kingdom (Cost $3,981)                                      3,266


UNITED STATES  0.3%

Money Market Funds  0.3%

T. Rowe Price Reserve
Investment Fund, 1.85% #                            40,994                 41

Total United States (Cost $41)                                             41
--------------------------------------------------------------------------------

Total Investments in Securities
100.3% of Net Assets (Cost $15,457)                           $        12,069

Other Assets Less Liabilities                                             (38)

NET ASSETS                                                    $        12,031

Net Assets Consist of:
Undistributed net investment
income (loss)                                                 $           162

Undistributed net
realized gain (loss)                                                     (415)

Net unrealized gain (loss)                                             (3,387)

Paid-in-capital applicable to
1,800,061 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares
of the Corporation authorized                                          15,671

NET ASSETS                                                    $        12,031


NET ASSET VALUE PER SHARE                                     $          6.68
--------------------------------------------------------------------------------

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at October 31, 2002
     - See Note 2

ADR  American Depository Receipts

AUD  Australian dollar

DKK  Danish krone

USD United States dollar The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             10/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $29)                   $      215

  Interest                                                          1

  Securities lending                                                2

  Total income                                                    218

Investment management and
administrative expense                                             52

Net investment income (loss)                                      166

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
on securities                                                    (286)

Change in net unrealized
gain (loss) Securities                                         (1,673)

  Other assets and liabilities

  denominated in foreign currencies1
  Change in net unrealized gain (loss)                         (1,672)

Net realized and unrealized gain (loss)                        (1,958)

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS$                                     $  (1,792)
                                                            -----------


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year           11/30/00
                                                     Ended            Through
                                                  10/31/02           10/31/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           166      $            94

  Net realized gain (loss)                            (286)                (163)

  Change in net unrealized gain (loss)              (1,672)              (1,715)

  Increase (decrease) in net
  assets from operations                            (1,792)              (1,784)

Distributions to shareholders

  Net investment income                                (70)                --

Capital share transactions *
  Shares sold                                        8,473                9,779

  Distributions reinvested                              39                 --

  Shares redeemed                                   (2,122)                (593)

  Redemption fees                                        1                 --


  Increase (decrease) in net
  assets from capital
  share transactions                                 6,391                9,186

Net Assets
Increase (decrease)
during period                                        4,529              7,402

Beginning of period                                  7,502                100

End of period                              $        12,031    $         7,502
                                           ---------------    ---------------

*Share information

  Shares sold                                        1,113                1,022

  Distributions reinvested                               5                 --

  Shares redeemed                                     (282)                 (68)

  Increase (decrease) in
  shares outstanding                                   836                  954
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses. Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At October 31, 2002, the value of loaned securities was $102,000; aggregate collateral consisted of $104,000 in the securities lending collateral pool and government securities valued at $3,000.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $11,635,000 and $5,103,000, respectively, for the year ended October 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended October 31, 2002 totaled $70,000 and were characterized as ordinary income for tax purposes. At October 31, 2002, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
     Unrealized appreciation                               $  241,000

     Unrealized depreciation                               (3,629,000)

     Net unrealized
     appreciation (depreciation)                           (3,388,000)

     Undistributed ordinary income                            162,000

     Capital loss carryforwards                              (414,000)

     Paid-in capital                                       15,671,000

     Net assets                                            $12,031,000
                                                           -----------
--------------------------------------------------------------------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2002, the fund had $125,000 of capital loss carryforwards that expire in 2009, and $289,000 that expire in 2010.
At October 31, 2002, the cost of investments for federal income tax purposes was $15,458,000.

Note 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2002, $12,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2002, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

     To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (the portfolio comprising
     T. Rowe Price International Index Fund, Inc., hereafter referred to as the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 19, 2002


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 10/31/02
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For corporate shareholders, $1,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

     The fund will pass through foreign source income of $195,000 and foreign taxes paid of $29,000.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors
Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Calvin W. Burnett, Ph.D.
(3/16/32)
2001
President, Coppin State College; Director, Provident Bank of Maryland
--------------------------------------------------------------------------------

Anthony W. Deering (1/28/45) 2000 Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
2000
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001
Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

Hanne M. Merriman (11/16/41) 2001 Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------

John G. Schreiber (10/21/46) 2001 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes
(6/23/33)
2000
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price International Equity Index Fund

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
2002
[105]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited; Chairman of the Board, International Index Fund
--------------------------------------------------------------------------------

M. David Testa
(4/22/44) 2000
[105]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, and T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Martin G. Wade
(2/16/43)
2000
[16]
Director and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited; Vice President, T. Rowe Price
--------------------------------------------------------------------------------

*Each inside director serves until the election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Jeanne M. Aldave (11/19/71)
Vice President, International Index Fund
Employee, T. Rowe Price
--------------------------------------------------------------------------------

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Index Fund
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Stephanie C. Clancy (12/19/64)
Vice President, International Index Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Equity Index Fund

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Wendy R. Diffenbaugh (10/2/53)
Assistant Vice President, International Index Fund
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, International Index Fund
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

J. Jeffrey Lang (1/10/62) Vice President, International Index Fund
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, International Index Fund
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

David S. Middleton (1/18/56)
Controller, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Raymond A. Mills, Ph.D., CFA (12/3/60)
President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Principal Systems Engineer,
TASC, Inc. (to 1997)
--------------------------------------------------------------------------------

M. Christine Munoz (12/2/62) Vice President, International Index Fund
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

James B.M. Seddon (6/17/64)
Vice President, International Index Fund
Vice President, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Richard T. Whitney (5/7/58)
Executive Vice President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans

     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

     Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T.Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price
INVEST WITH CONFIDENCE(registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

F135-050  10/31/02